Property, Plant and Equipment, Net (Tables) (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Schedule of Property and Equipment

Property, plant and equipment, net, consists of the following:

	December 31, 2019	December 31, 2018
Buildings	$9,682,590	$9,804,124
Machinery, equipment and furniture	5,464,652	5,528,214
Subtotal	15,147,242	15,332,338
Less: accumulated depreciation	(5,279,658)	(4,362,015)
Property, plant and equipment, net	$9,867,584	$10,970,323